Leases (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Renewal term	10 years
Operating lease right of use asset	$ 46,519
Operating lease, liability	54,445
Finance lease, liability	$ 128,705
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	18 years